Revenue - Schedule of Revenue Consists (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Management fees	$ 40,002	$ 59,613
Staking revenue	6,642	9,823
Lending book interest	2,432	4,927
Other revenue	2,362	5,587
Total Revenue	51,438	79,950
Other revenue:
Total other revenue	2,362	5,587
Total Management Fees	40,002	59,613
Coinshares International Limited [Member]
Disaggregation of Revenue [Line Items]
Management fees			$ 126,371	$ 111,691	$ 53,709
Staking revenue			21,901	29,449	24,692
Lending book interest			10,684	9,397	2,390
Other revenue			6,721	5,003	6,920
Total Revenue			165,677	155,540	87,711
Other revenue:
Total other revenue			6,721	5,003	6,920
Total Management Fees			126,371	111,691	53,709
Coinshares PLC [Member]
Disaggregation of Revenue [Line Items]
Management fees	40,002	59,613
Staking revenue	6,642	9,823
Lending book interest	2,432	4,927
Other revenue	2,362	5,587
Other revenue:
Total other revenue	2,362	5,587
Total Management Fees	40,002	59,613
CoinShares XBT Provider AB [Member]
Disaggregation of Revenue [Line Items]
Management fees	27,787	44,762
Other revenue:
Total Management Fees	27,787	44,762
CoinShares XBT Provider AB [Member] | Coinshares International Limited [Member]
Disaggregation of Revenue [Line Items]
Management fees			92,647	85,814	48,389
Other revenue:
Total Management Fees			92,647	85,814	48,389
CoinShares Physical [Member]
Disaggregation of Revenue [Line Items]
Management fees	8,686	12,418
Other revenue:
Total Management Fees	8,686	12,418
CoinShares Physical [Member] | Coinshares International Limited [Member]
Disaggregation of Revenue [Line Items]
Management fees			27,676	21,363	3,373
Other revenue:
Total Management Fees			27,676	21,363	3,373
Block Index [Member]
Disaggregation of Revenue [Line Items]
Management fees	2,057	1,198
Other revenue:
Total Management Fees	2,057	1,198
Block Index [Member] | Coinshares International Limited [Member]
Disaggregation of Revenue [Line Items]
Management fees			3,281	2,215	1,787
Other revenue:
Total Management Fees			3,281	2,215	1,787
CoinShares U.S. [Member]
Disaggregation of Revenue [Line Items]
Management fees	1,341	1,235
Other revenue:
Total Management Fees	1,341	1,235
CoinShares U.S. [Member] | Coinshares International Limited [Member]
Disaggregation of Revenue [Line Items]
Management fees			2,763	2,137
Other revenue:
Total Management Fees			2,763	2,137
Other [Member]
Disaggregation of Revenue [Line Items]
Management fees	131
Other revenue:
Total Management Fees	131
Other [Member] | Coinshares International Limited [Member]
Disaggregation of Revenue [Line Items]
Management fees			4	162	160
Other revenue:
Total Management Fees			4	162	160
Other digital asset income [Member]
Disaggregation of Revenue [Line Items]
Other revenue
Other revenue:
Total other revenue
Other digital asset income [Member] | Coinshares International Limited [Member]
Disaggregation of Revenue [Line Items]
Other revenue			3	1,310	3,152
Other revenue:
Total other revenue			3	1,310	3,152
Other operating income [Member]
Disaggregation of Revenue [Line Items]
Other revenue	1,510	3,363
Other revenue:
Total other revenue	1,510	3,363
Other operating income [Member] | Coinshares International Limited [Member]
Disaggregation of Revenue [Line Items]
Other revenue			2,481	2,066	1,928
Other revenue:
Total other revenue			2,481	2,066	1,928
Fee rebates [Member]
Disaggregation of Revenue [Line Items]
Other revenue	852	2,224
Other revenue:
Total other revenue	$ 852	$ 2,224
Fee rebates [Member] | Coinshares International Limited [Member]
Disaggregation of Revenue [Line Items]
Other revenue			4,237	1,627	1,840
Other revenue:
Total other revenue			$ 4,237	$ 1,627	$ 1,840